Net Income Per Ordinary Share - Reconciliation of Net Income Attributable to the Group Per the Statement of Operating Income and Net Income Used For Net Income Per Ordinary Share (Details) - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income attributable to the Group	$ 373,986	$ 322,656	$ 281,488
Noncontrolling interest adjustment to redemption amount	(5,048)	0	0
Net income attributable to the Group (including NCI redemption adjustment)	$ 368,938	$ 322,656	$ 281,488
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (dollars per share)	$ 6.85	$ 5.96	$ 5.20
Diluted (dollars per share)	$ 6.79	$ 5.89	$ 5.13